Securities Act File No. 333-176853

As filed with the Securities and Exchange Commission on August 2, 2012

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

SECURITY INCOME FUND

(Exact Name of Registrant as Specified in Charter)

One Security Benefit Place,

Topeka, Kansas 66636-0001

(Address of Principal Executive Offices) (Zip Code)

(785) 438-3000

(Registrant’s Area Code and Telephone Number)

Amy J. Lee

Security Investors, LLC

One Security Benefit Place

Topeka, Kansas 66636-0001

(Name and Address of Agent for Service)

Copies To:

Julien Bourgeois Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006 Telephone: (202) 261-3300	Michael K. Hoffman Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036 Telephone: (212) 735-3000

Approximate Date of Proposed Public Offering: It is proposed that this filing will immediately become effective upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”).

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended. Accordingly, no fee is payable herewith because of reliance upon Section 24(f).

EXPLANATORY NOTE

The purpose of this Post-Effective Amendment filing is to file the final and executed tax opinion for the reorganization of TS&W / Claymore Tax-Advantaged Balanced Fund into Rydex | SGI Municipal Income Fund, a series of the Registrant.

Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in Pre-Effective Amendment Number 2 to Registrant’s Form N-14 (File No. 333-176853) filed with the SEC under the 1933 Act on October 24, 2011 (Accession Number 0000891804-11-004694).

2

PART C

OTHER INFORMATION

Item 15	Indemnification

A policy of insurance covering Security Investors, LLC, Rydex Distributors, LLC, Registrant, Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund and SBL Fund insures the Registrant’s directors and officers against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Paragraph 30 of the Registrant’s Bylaws dated February 3, 1995, as amended, provides in relevant part as follows:

30.	Indemnification and Liability of Directors and Officers. Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and is hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorney’s fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which he/she serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent man would have exercised under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other corporation, which he/she had no reasonable grounds to disbelieve.

In the event any provision of this section 30 shall be in violation of the Investment Company Act of 1940, as amended, or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations.

On March 25, 1988, the shareholders approved the Board of Directors’ recommendation that the Articles of Incorporation be amended by adopting the following Article Fifteen:

“A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

A.	for any breach of his or her duty of loyalty to the corporation or to its stockholders;

B.	for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

C.	for any unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

D.	for any transaction from which the director derived an improper personal benefit.”

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16	Exhibits

(1)	Articles of Incorporation(a)

(2)	Bylaws(b)

(3)	Not Applicable

(4)	Form Reorganization Agreement(c)

(5)	Specimen copy of share certificate for Registrant’s shares of capital stock(d)

(6) (a)	Investment Advisory Contract between the Registrant and Securities Investors, LLC(g)

(b)	Investment Sub-Advisory Contract between the Securities Investors, LLC and Guggenheim Partners Asset Management, LLC(g)

(7) (a)	Distribution Agreement with Rydex Distributors, LLC(h)

(b)	Underwriter – Dealer Agreement(e)

(8)	N/A

(9)	Custodian Agreement – UMB Bank, N.A. (g)

(10) (a)	Class A Distribution Plan(h)

(b)	Class B Distribution Plan(h)

(c)	Class C Distribution Plan(g)

(d)	Shareholder Service Agreement(f)

(e)	Multiple Class Plan(f)

(11)	Opinion of Counsel(h)

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – attached hereto

(13) (a)	Fund Accounting and Administration Agreement(g)

(b)	Transfer Agency Agreement(g)

(c)	Expense Limitation Agreement (Rydex | SGI Municipal Income Fund)(g)

(14)	Consent of Independent Registered Public Accounting Firm(c)

(15)	Not Applicable

(16)	Powers of Attorney(h)

(17)	Not Applicable

(a)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 93 to Registration Statement Nos. 2-38414 and 811-02120 (filed April 30, 2010).

(b)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 87 to Registration Statement 2-38414 (filed February 28, 2008).

(c)	Incorporated herein by reference to Appendix 1 to the Proxy Statement/Prospectus filed with the Registrant’s Registration Statement 333-176853 on Form N-14 (filed October 24, 2010).

(d)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 67 to Registration Statement No. 2-38414 (filed May 1, 2000).

(e)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund’s Post-Effective Amendment No. 112 to Registration Statement No. 2-19458 (filed November 13, 2009).

(f)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund’s Post-Effective Amendment No. 113 to Registration Statement 2-19458 (filed January 29, 2010).

(g)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 103 to Registration Statement Nos. 2-38414 and 811-02120 (filed February 28, 2012).

(h)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Registration Statement 333-176853 on Form N-14 (filed September 15, 2011).

Item 17.	Undertakings

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka and State of Kansas on the 2nd day of August 2012.

SECURITY INCOME FUND

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 2nd day of August 2012.

SECURITY INCOME FUND

Donald A. Chubb, Jr.	By:	/s/ DONALD C. CACCIAPAGLIA
Director		Donald C. Cacciapaglia, as President

Harry W. Craig, Jr.		/s/ NIKOLAOS BONOS
Director Jerry B. Farley		Nikolaos Bonos, Treasurer (principal financial officer), and as Attorney-In-Fact for the Officers and Directors whose names appear opposite
Director Penny A. Lumpkin Director Maynard Oliverius Director

EXHIBIT INDEX

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences